Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss			$ (102,493)	$ (88,387)
Adjustments to reconcile net loss to operating cash flow:
Depreciation	$ 577	$ 475	2,018	1,900
Amortization of intangible assets	44	44	177	178
Equity-based compensation expense	1,021	3,122	6,441	3,718
Accrued interest on convertible note payable			127	701
Net noncash change in right of use assets and lease liabilities	406	378	1,501	1,486
Changes in assets and liabilities:
Prepaid expenses and other assets	(1,371)	91	(1,540)	(462)
Accounts receivable	(2,716)	(7,071)	(2,043)	18,042
Accounts payable and accrued expenses	(646)	(5,525)	5,886	6,493
Lease liability	(452)	(411)	(1,650)	(1,594)
Deferred DOE cost share	(105)	161	(13,254)	13,358
Deferred revenue	(773)	(32)	1,148	224
Accrued compensation	(5,763)	1,647	4,520	(2,892)
Net cash used in operating activities	(33,151)	(29,787)	(99,162)	(47,235)
Cash Flows from Investing Activities
Purchases of property, plant and equipment	(1,187)	(111)	(1,952)	(3,526)
Net cash used in investing activities	(1,187)	(111)	(1,952)	(3,526)
Cash Flows from Financing Activities:
Proceeds from debt issuance		22,700		23,000
Repayment of debt			(20,000)	(3,000)
Proceeds from short-term borrowings			27,200
Repayment of short-term borrowings			(27,200)
Proceeds from sale of convertible preferred units		40,500	192,500	18,500
Proceeds from exercise of common unit options	470	11	748	43
Repurchase of common units	(563)		(17)	(49)
Issuance of treasury units	20		113
Net cash used in financing activities	(73)	63,211	173,344	38,494
Net change in cash	(34,411)	33,313	72,230	(12,267)
Cash and cash equivalents:
Cash - beginning of the period	77,094	4,864	4,864	17,131
Cash - ending of the period	$ 42,683	38,177	77,094	4,864
Summary of noncash investing and financing activities:
Conversion of accounts payable to convertible preferred units		$ 39	65	378
Capital expenditures in accounts payable				290
Equity issuance fees			1,960
Increase in lease liability				$ 846
Supplemental disclosures of cash flow information:
Cash paid for interest			$ 1,478